UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


          Report for the Calendar Year or Quarter Ended June 30, 2010

Check here if Amendment:              |X|; Amendment Number: 1

This  Amendment  (Check  only  one):  |X|  is a restatement
                                      |_|  adds new holding entries.

Institutional Manager Filing this Report:

Name:     Soundpost Partners, LP

Address:  405 Park Avenue
          6th Floor
          New York, New York 10022

13F File Number: 028-12775

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Howard Bloom
Title:   Chief Financial Officer
Phone:   (212) 920-8388


Signature, Place and Date of Signing:


/s/ Howard Bloom                New York, New York           August 25, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:  117

Form 13F Information Table Value Total:  $496,210
                                        (thousands)


List of Other Included Managers:

NONE


                                           FORM 13F INFORMATION TABLE
                                             Soundpost Partners, LP
                                                  June 30, 2010



COLUMN 1                       COLUMN  2         COLUMN 3   COLUMN 4     COLUMN 5         COLUMN 6    COLUMN 7       COLUMN 8

                               TITLE                        VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS          CUSIP      (X$1000)  PRN AMT   PRN CALL  DISCRETION  MANAGERS   SOLE   SHARED  NONE
--------------                 --------          ------     --------  -------   --- ----  ----------  --------   -----  ------  ----
3M CO                          COM               88579Y101    5,924      75,000 SH        SOLE        NONE          75,000
ABOVENET INC                   COM               00374N107    2,359      50,000 SH        SOLE        NONE          50,000
AMAZON COM INC                 COM               023135106   10,926     100,000     PUT   SOLE        NONE         100,000
AMAZON COM INC                 COM               023135106   32,778     300,000     PUT   SOLE        NONE         300,000
AMERICAN EAGLE OUTFITTERS NE   COM               02553E106   17,625   1,500,000 SH        SOLE        NONE       1,500,000
AMERICAN SUPERCONDUCTOR CORP   COM               030111108    1,068      40,000     PUT   SOLE        NONE          40,000
AMERICAN SUPERCONDUCTOR CORP   COM               030111108    1,068      40,000     PUT   SOLE        NONE          40,000
AMERICAN SUPERCONDUCTOR CORP   COM               030111108    1,068      40,000     PUT   SOLE        NONE          40,000
AMERICAN WTR WKS CO INC NEW    COM               030420103    6,695     325,000 SH        SOLE        NONE         325,000
ARGO GROUP INTL HLDGS LTD      COM               G0464B107    5,374     175,687 SH        SOLE        NONE         175,687
ASPEN INSURANCE HOLDINGS LTD   SHS               G05384105    2,474     100,000 SH        SOLE        NONE         100,000
ATC TECHNOLOGY CORP            COM               00211W104    1,612     100,000 SH        SOLE        NONE         100,000
ATLANTIC TELE NETWORK INC      COM NEW           049079205    3,098      75,000 SH        SOLE        NONE          75,000
AVI BIOPHARMA INC              COM               002346104      805     500,000 SH        SOLE        NONE         500,000
BAXTER INTL INC                COM               071813109    4,064     100,000 SH        SOLE        NONE         100,000
BIOSPECIFICS TECHNOLOGIES CO   COM               090931106    1,590      80,000 SH        SOLE        NONE          80,000
BJS RESTAURANTS INC            COM               09180C106      472      20,000     PUT   SOLE        NONE          20,000
BJS RESTAURANTS INC            COM               09180C106    2,242      95,000     PUT   SOLE        NONE          95,000
CALIFORNIA PIZZA KITCHEN INC   COM               13054D109      568      37,500     PUT   SOLE        NONE          37,500
CALIFORNIA PIZZA KITCHEN INC   COM               13054D109      379      25,000     PUT   SOLE        NONE          25,000
CASELLA WASTE SYS INC          CL A              147448104    1,051     275,000 SH        SOLE        NONE         275,000
CERADYNE INC                   NOTE  2.875%12/1  156710AA3    1,235   1,300,000 PRN       SOLE        NONE       1,300,000
CHEESECAKE FACTORY INC         COM               163072101    2,226     100,000     PUT   SOLE        NONE         100,000
CHEESECAKE FACTORY INC         COM               163072101   13,356     600,000     PUT   SOLE        NONE         600,000
CHEESECAKE FACTORY INC         COM               163072101    4,452     200,000     PUT   SOLE        NONE         200,000
CHEESECAKE FACTORY INC         COM               163072101    2,226     100,000     PUT   SOLE        NONE         100,000
CHESAPEAKE LODGING TR          SH BEN INT        165240102    5,933     375,000 SH        SOLE        NONE         375,000
CHIPOTLE MEXICAN GRILL INC     COM               169656105   13,681     100,000     PUT   SOLE        NONE         100,000
CHIQUITA BRANDS INTL INC       COM               170032809    1,823     150,000 SH        SOLE        NONE         150,000
CISCO SYS INC                  COM               17275R102    6,393     300,000 SH        SOLE        NONE         300,000
COWEN GROUP INC NEW            CL A              223622101    1,743     425,000 SH        SOLE        NONE         425,000
DELIA'S INC NEW                COM               246911101      441     300,000 SH        SOLE        NONE         300,000
DELL INC                       COM               24702R101    3,618     300,000     CALL  SOLE        NONE         300,000
DELL INC                       COM               24702R101    1,206     100,000     CALL  SOLE        NONE         100,000
DEX ONE CORP                   COM               25212W100    3,287     173,000 SH        SOLE        NONE         173,000
DISCOVERY COMMUNICATNS NEW     COM SER C         25470F302    3,866     125,000 SH        SOLE        NONE         125,000
DOMINOS PIZZA INC              COM               25754A201    1,356     120,000     PUT   SOLE        NONE         120,000
DOMINOS PIZZA INC              COM               25754A201    2,712     240,000     PUT   SOLE        NONE         240,000
E HOUSE CHINA HLDGS LTD        ADR               26852W103    2,962     200,000 SH        SOLE        NONE         200,000
ENERGYSOLUTIONS INC            COM               292756202    2,291     450,000 SH        SOLE        NONE         450,000
EXXON MOBIL CORP               COM               30231G102    5,707     100,000 SH        SOLE        NONE         100,000
GENERAL GROWTH PPTYS INC       COM               370021107    2,321     175,000 SH        SOLE        NONE         175,000
GLOBAL INDS LTD                DBCV  2.750% 8/0  379336AE0    4,183   7,000,000 PRN       SOLE        NONE       7,000,000
GLOBE SPECIALTY METALS INC     COM               37954N206    2,324     225,000 SH        SOLE        NONE         225,000
GRAPHIC PACKAGING HLDG CO      COM               388689101    2,048     850,000 SH        SOLE        NONE         850,000
GYMBOREE CORP                  COM               403777105    9,610     225,000 SH        SOLE        NONE         225,000
HARLEY DAVIDSON INC            COM               412822108    3,335     150,000     PUT   SOLE        NONE         150,000
HARLEY DAVIDSON INC            COM               412822108      222      10,000     PUT   SOLE        NONE          10,000
HARLEY DAVIDSON INC            COM               412822108    2,223     100,000     PUT   SOLE        NONE         100,000
HEALTH NET INC                 COM               42222G108    3,656     150,000 SH        SOLE        NONE         150,000
HEELYS INC                     COM               42279M107       95      38,807 SH        SOLE        NONE          38,807
HEWITT ASSOCS INC              COM               42822Q100    3,446     100,000 SH        SOLE        NONE         100,000
HEWLETT PACKARD CO             COM               428236103    6,492     150,000 SH        SOLE        NONE         150,000
HURCO COMPANIES INC            COM               447324104      892      60,000 SH        SOLE        NONE          60,000
INGRAM MICRO INC               CL A              457153104    8,355     550,000 SH        SOLE        NONE         550,000
INTEGRAL SYS INC MD            COM               45810H107      953     150,000 SH        SOLE        NONE         150,000
INTERNATIONAL BUSINESS MACHS   COM               459200101    6,174      50,000 SH        SOLE        NONE          50,000
ISHARES INC                    MSCI GERMAN       464286806    3,742     200,000 SH        SOLE        NONE         200,000
ITT CORP NEW                   COM               450911102    4,492     100,000 SH        SOLE        NONE         100,000
JOS A BANK CLOTHIERS INC       COM               480838101    1,350      25,000     PUT   SOLE        NONE          25,000
JOS A BANK CLOTHIERS INC       COM               480838101    3,671      68,000     PUT   SOLE        NONE          68,000
KAPSTONE PAPER & PACKAGING C   COM               48562P103    3,342     300,000 SH        SOLE        NONE         300,000
KENDLE INTERNATIONAL INC       NOTE  3.375% 7/1  48880LAA5    1,840   2,000,000 PRN       SOLE        NONE       2,000,000
KEYNOTE SYS INC                COM               493308100    1,530     169,574 SH        SOLE        NONE         169,574
KONINKLIJKE PHILIPS ELECTRS    NY REG SH NEW     500472303    4,476     150,000 SH        SOLE        NONE         150,000
LEAR CORP                      COM NEW           521865204    1,655      25,000 SH        SOLE        NONE          25,000
MANNKIND CORP                  NOTE  3.750%12/1  56400PAA0      604   1,000,000 PRN       SOLE        NONE       1,000,000
MAXYGEN INC                    COM               577776107      830     150,000 SH        SOLE        NONE         150,000
MDS INC                        COM               55269P302    4,637     550,000 SH        SOLE        NONE         550,000
MGM MIRAGE                     COM               552953101    1,305     135,400     PUT   SOLE        NONE         135,400
MICROSOFT CORP                 COM               594918104    6,903     300,000 SH        SOLE        NONE         300,000
MONTPELIER RE HOLDINGS LTD     SHS               G62185106    4,479     300,000 SH        SOLE        NONE         300,000
MYERS INDS INC                 COM               628464109    1,092     135,000 SH        SOLE        NONE         135,000
NAVIGATORS GROUP INC           COM               638904102    4,113     100,000 SH        SOLE        NONE         100,000
NETFLIX INC                    COM               64110L106   35,311     325,000     PUT   SOLE        NONE         325,000
NEUTRAL TANDEM INC             COM               64128B108    1,688     150,000 SH        SOLE        NONE         150,000
NORTH ASIA INVESTMENT CORP     *W EXP 07/23/201  G66202113        2      54,100 SH        SOLE        NONE          54,100
NU HORIZONS ELECTRS CORP       COM               669908105      658     215,000 SH        SOLE        NONE         215,000
OPENWAVE SYS INC               COM NEW           683718308    3,553   1,750,000 SH        SOLE        NONE       1,750,000
PENSON WORLDWIDE INC           COM               709600100    2,312     410,000 SH        SOLE        NONE         410,000
PFIZER INC                     COM               717081103    4,278     300,000 SH        SOLE        NONE         300,000
PGT INC                        COM               69336V101    2,146     835,000 SH        SOLE        NONE         835,000
POINT 360                      COM               730507100      655     409,502 SH        SOLE        NONE         409,502
QLT INC                        COM               746927102    1,150     200,000 SH        SOLE        NONE         200,000
QUALCOMM INC                   COM               747525103    6,568     200,000 SH        SOLE        NONE         200,000
RADVISION LTD                  ORD               M81869105    3,111     510,000 SH        SOLE        NONE         510,000
REGIS CORP MINN                COM               758932107    6,228     400,000 SH        SOLE        NONE         400,000
REPUBLIC AWYS HLDGS INC        COM               760276105    3,666     600,000 SH        SOLE        NONE         600,000
RRI ENERGY INC                 COM               74971X107    1,895     500,000 SH        SOLE        NONE         500,000
RUTHS HOSPITALITY GROUP INC    COM               783332109      941     225,000 SH        SOLE        NONE         225,000
S1 CORPORATION                 COM               78463B101    4,207     700,000 SH        SOLE        NONE         700,000
SAIC INC                       COM               78390X101    3,348     200,000 SH        SOLE        NONE         200,000
SEANERGY MARITIME HLDGS CORP   SHS               Y73760103      403     350,000 SH        SOLE        NONE         350,000
SIEMENS A G                    SPONSORED ADR     826197501    6,715      75,000 SH        SOLE        NONE          75,000
SOLAR CAP LTD                  COM               83413U100    1,348      70,000 SH        SOLE        NONE          70,000
SPDR S&P 500 ETF TR            UNIT SER 1 S&P,   78462F103   51,610     500,000     PUT   SOLE        NONE         500,000
SPDR SERIES TRUST              S&P RETAIL ETF    78464A714      802      22,500     PUT   SOLE        NONE          22,500
SPDR SERIES TRUST              S&P RETAIL ETF    78464A714    8,438     236,700     PUT   SOLE        NONE         236,700
SPDR SERIES TRUST              S&P RETAIL ETF    78464A714    7,405     207,700     PUT   SOLE        NONE         207,700
SPDR SERIES TRUST              S&P RETAIL ETF    78464A714    3,900     109,400     PUT   SOLE        NONE         109,400
SPDR SERIES TRUST              S&P RETAIL ETF    78464A714    6,310     177,000     PUT   SOLE        NONE         177,000
STEWART ENTERPRISES INC        CL A              860370105    1,353     250,000 SH        SOLE        NONE         250,000
SUN HEALTHCARE GROUP INC       COM NEW           866933401    4,040     500,000 SH        SOLE        NONE         500,000
SUPERMEDIA INC                 COM               868447103    3,018     165,002 SH        SOLE        NONE         165,002
SUPERVALU INC                  COM               868536103    2,168     200,000     PUT   SOLE        NONE         200,000
SUPERVALU INC                  COM               868536103    1,084     100,000     PUT   SOLE        NONE         100,000
TERRA NOVA RTY CORP            COM               88102D103    1,428     171,453 SH        SOLE        NONE         171,453
TESORO CORP                    COM               881609101    1,167     100,000     PUT   SOLE        NONE         100,000
TESORO CORP                    COM               881609101      584      50,000     PUT   SOLE        NONE          50,000
THE9 LTD                       ADR               88337K104    1,493     375,000 SH        SOLE        NONE         375,000
TNS INC                        COM               872960109    3,488     200,000 SH        SOLE        NONE         200,000
TOMOTHERAPY INC                COM               890088107    5,168   1,625,000 SH        SOLE        NONE       1,625,000
UNITED AMER INDEMNITY LTD      CL A              90933T109    2,024     275,000 SH        SOLE        NONE         275,000
WAL MART STORES INC            COM               931142103    4,807     100,000 SH        SOLE        NONE         100,000
WALGREEN CO                    COM               931422109    4,005     150,000 SH        SOLE        NONE         150,000
WILLBROS GROUP INC DEL         COM               969203108    1,480     200,000 SH        SOLE        NONE         200,000
WOWJOINT HOLDINGS LIMITED      *W EXP05/15/201   G9796W119      114     228,800 SH        SOLE        NONE         228,800



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